Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated income statement
Net sales	€ 22,202	€ 21,852	€ 23,315
Cost of sales	(13,368)	(13,659)	(15,051)
Gross profit	8,834	8,193	8,264
Research and development expenses	(4,214)	(4,087)	(4,532)
Selling, general and administrative expenses	(2,792)	(2,898)	(3,219)
Other operating income	443	126	173
Other operating expenses	(113)	(449)	(201)
Operating profit	2,158	885	485
Share of results of associated companies and joint ventures	9	22	12
Financial income	43	165	169
Financial expenses	(284)	(329)	(510)
Profit before tax	1,926	743	156
Income tax expense	(272)	(3,256)	(138)
Profit/(loss) for the year from continuing operations	1,654	(2,513)	18
Loss for the year from discontinued operations	(9)	(3)	(7)
Profit/(loss) for the year	1,645	(2,516)	11
Attributable to:
Equity holders of the parent	1,623	(2,523)	7
Non-controlling interests	€ 22	€ 7	€ 4
Basic
Continuing operations (in EUR per share)	€ 0.29	€ (0.45)	€ 0.00
Profit/(loss) for the year (in EUR per share)	0.29	(0.45)	0.00
Diluted
Continuing operations (in EUR per share)	0.29	(0.45)	0.00
Profit/(loss) for the year (in EUR per share)	€ 0.29	€ (0.45)	€ 0.00